UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 100.7%	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5%
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.25	11/15/17	4,050,000	[a]	4,369,707
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,000,000	[a]	2,174,880
Build New York City Resource Corporation
City University of New York,
Queens College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/38	1,000,000		1,140,540
Build New York City Resource Corporation
City University of New York,
Queens College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/43	1,350,000		1,521,882
Hempstead Local Development
Corporation,
Revenue (Molloy College Project)	5.70	7/1/29	5,000,000		5,613,650
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,500,000		6,397,765
JPMorgan Chase Putters/Drivers Trust
(Series 3803),
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	7/1/18	8,000,000	[b,c]	9,141,120
JPMorgan Chase Putters/Drivers Trust
(Series 4355-1),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance Authority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[b,c]	5,923,750
JPMorgan Chase Putters/Drivers Trust
(Series 4355-2),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance Authority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[b,c]	5,894,300
JPMorgan Chase Putters/Drivers Trust
(Series 4376),
(New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)) Non-recourse	5.00	2/15/21	16,000,000	[b,c]	18,719,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
JPMorgan Chase Putters/Drivers Trust
(Series 4378),
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Non-recourse	5.00	6/15/21	9,435,000	[b,c]	11,108,665
Long Island Power Authority,
Electric System General Revenue	1.19	11/1/18	5,000,000	[d]	4,996,200
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	3,300,000		3,819,057
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/45	3,000,000		3,413,220
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	7,000,000	[a]	8,136,660
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/27	12,000,000		14,587,320
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.50	11/15/30	10,325,000		11,576,390
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/1/27	4,370,000		5,280,446
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	6,680,000		7,964,965
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/35	10,000,000		11,765,800
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/36	7,210,000		8,503,258
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/41	12,140,000		13,803,059
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/43	11,760,000		13,472,491
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/44	5,000,000		5,864,950
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	4,000,000		4,548,720
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	4,000,000		4,548,720
New York City,
GO	5.00	11/1/19	5,000		5,021
New York City,
GO	5.00	4/1/20	5,000,000		5,797,100
New York City,
GO	5.00	8/1/21	10,000,000		11,981,100
New York City,
GO	5.00	8/1/23	11,020,000		13,247,142
New York City,
GO	5.25	9/1/25	4,000,000		4,435,040
New York City,
GO	5.00	8/1/27	10,000,000		12,385,300
New York City,
GO	5.00	8/1/27	8,825,000		10,269,564
New York City,
GO	5.00	3/1/29	6,645,000		7,987,091

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 99.5% (continued)
New York City,
GO	5.00	8/1/29	5,935,000	7,042,115
New York City,
GO	5.00	8/1/30	3,000,000	3,620,550
New York City,
GO	5.00	8/1/31	1,735,000	2,081,497
New York City,
GO	5.00	8/1/32	2,000,000	2,385,960
New York City,
GO	5.00	8/1/32	3,820,000	4,539,077
New York City,
GO	5.00	10/1/32	5,745,000	6,750,777
New York City,
GO	5.00	8/1/34	10,885,000	12,867,485
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	40,000	40,194
New York City Educational Construction
Fund,
Revenue	6.50	4/1/26	4,220,000	5,290,698
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,988,689
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000	5,418,100
New York City Industrial Development
Agency,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	6,077,974
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/26	7,250,000	8,643,740
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	5,000,000	5,847,500
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	20,000,000	23,279,600
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/39	5,000,000	5,867,700
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.25	6/15/40	10,000,000	11,276,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.50	6/15/40	11,025,000	12,524,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 99.5% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/44	20,000,000	23,059,800
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	5,000,000	5,798,700
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	8,185,000	9,349,480
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/15/22	19,000,000	19,733,020
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	1/15/24	10,000,000	10,375,000
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/15/27	10,000,000	10,368,700
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/22	4,910,000	5,166,547
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/26	5,000,000	6,062,850
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	8/1/30	11,665,000	14,127,598
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/33	5,210,000	6,153,062
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	5,000,000	5,830,700
New York City Trust for Cultural
Resources,
Revenue (The Museum of Modern Art)	5.00	4/1/31	6,000,000	6,572,940
New York Convention Center Development
Corporation,
Revenue (Hotel Unit Fee Secured)
(Credit Support Agreement; SONYMA)	5.00 11/15/40		3,250,000	3,776,077
New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through
Bonds	6.50	6/1/35	325,000	325,088

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/44	10,000,000		11,209,300
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	5,000,000		5,797,450
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[b]	10,668,200
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	5,225,000		6,395,818
New York State Dormitory Authority,
LR (Municipal Health Facilities
Improvement Program) (New York City
Issue)	5.00	1/15/25	10,000,000		10,815,800
New York State Dormitory Authority,
Mortgage Hospital Revenue (Hospital
for Special Surgery) (Collateralized;
FHA)	6.25	8/15/34	3,920,000		4,603,452
New York State Dormitory Authority,
Revenue (Barnard College) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/37	1,010,000		1,058,945
New York State Dormitory Authority,
Revenue (Barnard College) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.00	7/1/17	2,000,000	[a]	2,121,180
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/20	2,000,000		2,032,940
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/21	10,000,000		10,164,400
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/23	10,255,000		10,423,079
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/37	6,035,000		6,895,832
New York State Dormitory Authority,
Revenue (Fashion Institute of
Technology Student Housing
Corporation) (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000		3,769,494
New York State Dormitory Authority,
Revenue (Fashion Institute of
Technology Student Housing
Corporation) (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,075,496
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	2,000,000		2,291,160
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/36	2,250,000		2,594,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,585,210
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	[e]	14,143,069
New York State Dormitory Authority,
Revenue (Mental Health Services
Facilities Improvement)	6.75	2/15/23	5,700,000		6,553,005
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	8,395,000		9,581,046
New York State Dormitory Authority,
Revenue (Mount Sinai School of
Medicine of New York University)
(Prerefunded)	5.50	7/1/19	9,000,000	[a]	10,347,390
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.50	7/1/25	1,500,000		1,721,835
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.63	7/1/26	3,500,000		4,039,665
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	7,000,000		8,058,750
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	33,625,000		42,916,932
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	2,700,000		3,048,057
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group) (Prerefunded)	5.50	5/1/19	4,500,000	[a]	5,171,085
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group) (Prerefunded)	5.75	5/1/19	7,880,000	[a]	9,116,766
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.13	12/1/29	2,500,000		2,724,050
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.25	12/1/37	6,700,000		7,289,935
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/40	1,200,000	[b]	1,280,508
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/34	1,000,000		1,148,140
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/39	1,500,000		1,690,335
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/44	1,500,000		1,678,710

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology) (Prerefunded)	6.25	7/1/18	11,000,000	[a]	12,409,540
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/36	2,000,000		2,352,120
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/37	1,000,000		1,172,480
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,177,590
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/40	2,450,000		2,848,590
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000		5,687,050
New York State Dormitory Authority,
Revenue (The New School)	5.25	7/1/30	5,000,000		5,716,800
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/40	5,590,000		6,386,799
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/38	7,230,000		8,513,325
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	16,000,000		18,006,560
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	2/15/22	9,965,000		11,303,698
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	8,620,000		10,278,402
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		3,106,215
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	3,840,000		4,459,162
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[a]	5,667
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	25,000	[a]	28,334
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[a]	5,667
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/23	5,000,000		6,211,750
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	7,000,000		8,102,290
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational Facilities
Issue)	5.00	5/15/29	3,000,000		3,592,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.21	4/1/34	2,000,000	[d]	1,910,000
New York State Energy Research and
Development Authority,
PCR (Niagara Mohawk Power
Corporation Project) (Insured; AMBAC)	1.09	12/1/26	8,000,000	[d]	7,690,000
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	0.46	8/1/32	5,300,000	[d]	4,829,625
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,014,000
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,816,800
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	8/15/37	4,025,000		4,562,337
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program) (Green Bonds)	5.00	11/15/31	6,000,000		7,235,520
New York State Housing Finance Agency,
Housing Revenue (Capitol Green
Apartments) (Collateralized; FNMA)	4.38	11/15/17	645,000		651,702
New York State Housing Finance Agency,
State Personal Income Tax Revenue
(Economic Development and Housing)	5.00	9/15/18	1,000,000		1,002,160
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	990,000		1,051,786
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000		3,986,780
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/21	10,000,000		10,716,700
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/26	17,500,000		20,006,175
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/27	15,035,000		16,003,555
New York State Urban Development
Corporation,
Service Contract Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000		10,856,700

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.5% (continued)
New York State Urban Development
Corporation,
State Facilities Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.70	4/1/20	10,000,000		10,976,100
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/23	2,250,000		2,696,873
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000		11,427,000
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000		5,391,220
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000		6,215,800
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000		4,734,844
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000		18,728,100
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	5,000,000		5,915,250
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	5,000,000		6,099,000
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	2,025,000		2,364,674
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/31	2,370,000		2,699,501
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	13,000,000		12,796,290
Triborough Bridge and Tunnel Authority,
General Purpose Revenue
(Prerefunded)	5.50	1/1/22	10,540,000	[a]	13,145,488
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	5,000,000		6,168,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	1/1/28	8,000,000		9,614,160
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/28	5,000,000		5,550,650
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/30	3,285,000		3,956,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 99.5% (continued)
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/33	3,000,000	3,258,750
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	12,500,000	12,577,375
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/42	24,670,000	22,697,880
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/35	17,000,000	20,654,830
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/41	5,000,000	5,853,050
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/21	280,000	280,098
				1,169,147,026
U.S. Related - 1.2%
A.B. Won International Airport Authority of
Guam,
General Revenue	6.38	10/1/43	3,000,000	3,538,590
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	6,200,000	7,052,810
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,994,688
				14,586,088

Total Investments (cost $1,087,661,209)			100.7%	1,183,733,114
Liabilities, Less Cash and Receivables			(0.7%)	(8,559,071)
Net Assets			100.0%	1,175,174,043

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $62,735,743 or 5.34% of net assets.
c Collateral for floating rate borrowings.
d Variable rate security—interest rate subject to periodic change.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,183,733,114	-	1,183,733,114
Liabilities ($)
Floating Rate Notes††	-	(21,715,000)	-	(21,715	,,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”). The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.

NOTES

When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2016, accumulated net unrealized appreciation on investments was $96,071,905, consisting of $96,679,964 gross unrealized appreciation and $608,059 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)